UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/06 - 3/31/06

Item 1 - Schedule of Investments - March 31, 2006 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody's	Value
Amount/Units		Rating	(Note 1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 156.74% (d)
Aerospace and Defense - 3.61%
850	Aviall, Inc., Senior Notes,
	7.625%, 07/01/11	Ba3	876
1,100	BE Aerospace, Inc., Senior Subordinated Notes,
	8.875%, 05/01/11	B3	1,147
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	Caa1	1,763
875	L3 Communications Corp., Senior Subordinated Notes,
	6.375%, 10/15/15	Ba3	866
750	Moog, Inc., Senior Subordinated Notes,
	6.25%, 01/15/15	Ba3	739
600	Sequa Corporation, Senior Notes,
	9%, 08/01/09	B1	642
650	TransDigm Inc., Senior Subordinated Notes,
	8.375%, 07/15/11	B3	682
725	Vought Aircraft Industries, Inc., Senior Notes,
	8%, 07/15/11	B2	685
			7,400
Automobile - 8.44%
800	Accuride Corp., Senior Subordinated Notes,
	8.50%, 02/01/15	B3	793
800	ADESA, Inc., Senior Subordinated Notes,
	7.625%, 06/15/12	B1	816
525	Autocam Corporation, Senior Subordinated
	Notes, 10.875%, 06/15/14	Ca	352
6,200	Ford Motor Credit Company, Senior Notes,
	7.375%, 10/28/09	Ba2	5,815
1,850	General Motors Acceptance Corporation, Senior Notes,
	5.625%, 05/15/09	Ba1	1,717
925	General Motors Acceptance Corporation, Senior Notes,
	6.875%, 08/28/12	Ba1	849
1,750	General Motors Acceptance Corporation, Senior Notes,
	7.75%, 01/19/10	Ba1	1,711
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B2	500
1,450	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14 (g)	B1	1,508
1,775	Hertz Corporation, Senior Subordinated Notes,
	10.50%, 01/01/16 (g)	B3	1,921
775	Insurance Auto Auctions, Inc., Senior Notes,
	11%, 04/01/13	Caa1	812
250	Lear Corporation, Senior Notes,
	8.11%, 05/15/09	B2	233
400	Visteon Corporation, Senior Notes,
	7%, 03/10/14	B3	308
			17,335
Beverage, Food and Tobacco - 3.16%
281	Agrilink Foods, Inc. , Senior Subordinated Notes,
	11.875%, 11/01/08	B3	288
925	B&G Foods, Inc., Senior Notes,
	8%, 10/01/11	B2	960
1,025	Del Monte Corporation, Senior Subordinated
	Notes, 8.625%, 12/15/12	B2	1,092
500	Dole Food Company, Inc., Senior Notes
	8.625%, 05/01/09	B3	501
825	Dole Food Company, Inc., Senior Notes
	8.875%, 03/15/11	B3	825
700	Le-Nature's, Inc., Senior Subordinated Notes,
	10.00%, 06/15/13 (g)	B3	731
400	Pierre Foods, Inc., Senior Subordinated Notes,
	9.875%, 07/15/12	B3	415
1,100	R.J. Reynolds Tobacco Holdings, Inc., Senior Notes
	6.50%, 07/15/10	Ba2	1,103
550	Wornick Company, Senior Secured Notes,
	10.875%, 07/15/11	B2	569
			6,484
Broadcasting and Entertainment - 10.47%
1,400	Allbritton Communications Company, Senior
	Subordinated Notes, 7.75%, 12/15/12	B3	1,411
900	AMC Entertainment, Inc., Senior Notes,
	11%, 02/01/16 (g)	B3	932
1,150	AMC Entertainment, Inc., Senior Subordinated Notes,
	8%, 03/01/14	B3	1,024
2,375	Charter Communications Operating, LLC, Senior Secured
	Notes, 8%, 04/30/12 (g)	B2	2,375
250	Cinemark, Inc., Senior Discount Notes, 9.75%,
	03/15/14 (b)(g)	Caa1	191
2,125	Cinemark, Inc., Senior Discount Notes, 9.75%,
	03/15/14 (b)	Caa1	1,620
775	Cinemark USA, Inc., Senior Subordinated Notes,
	9%, 02/01/13	B3	822
1,425	CSC Holdings, Inc., Senior Notes,
	7.25%, 07/15/08	B2	1,443
850	DirectTV Holdings, LLC, Senior Notes,
	6.375%, 06/15/15	Ba2	839
228	DirectTV Holdings, LLC, Senior Notes,
	8.375%, 03/15/13	Ba2	244

500	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	483
225	Fisher Communications, Inc., Senior Notes,
	8.625%, 09/15/14	B2	238
850	Gray Television, Inc., Senior Subordinated Notes,
	9.25%, 12/15/11	Ba3	901
375	Insight Midwest, L.P., Senior Notes,
	9.75%, 10/01/09	B2	387
750	Insight Midwest, L.P., Senior Notes,
	10.50%, 11/01/10	B2	788
350	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B2	337
600	Mediacom Broadband LLC, Senior Notes,
	11%, 07/15/13	B2	641
250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B2	266
850	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Ba2	869
175	Shaw Communications, Inc., Senior Notes,
	8.25%, 04/11/10	Ba2	187
675	Sinclair Broadcast Group, Inc., Senior Subordinated
	Notes, 8%, 03/15/12	B2	687
1,000	Sinclair Broadcast Group, Inc., Senior Subordinated
	Notes, 8.75%, 12/15/11	B2	1,051
850	Sirius Satellite Radio, Inc., Senior Notes,
	9.625%, 08/01/13	Caa1	835
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba3	246
825	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba3	829
850	Warner Music Group, Senior Subordinated Notes,
	7.375%, 04/15/14	B2	842
300	XM Satellite Radio Inc., Senior Secured Discount
	Notes, 14%, 12/31/09	Caa1	322
614	XM Satellite Radio Inc., Senior Secured Notes,
	12%, 06/15/10	Caa1	685
			21,495
Building and Real Estate - 4.48%
825	Abitibi-Consolidated, Inc., Senior Notes,
	8.55%, 08/01/10	B1	831
500	Ainsworth Lumber Company, Ltd., Senior Notes,
	7.25%, 10/01/12	B2	455
625	B.F. Saul Real Estate Investment Trust, Senior Secured
	Notes, 7.50%, 03/01/14	B2	639
1,250	Building Materials Corporation of America, Senior
	Notes, 7.75%, 08/01/14	B2	1,244
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated
	Notes, 9.75%, 02/15/10	Caa1	992
275	FelCor Lodging Limited Partnership, Senior Notes,
	8.83%, 06/01/11	B1	285
75	FelCor Lodging Limited Partnership, Senior Notes,
	9%, 06/01/11	B1	82
275	Meristar Hospitality Operating, Senior Notes,
	9%, 01/15/08	B2	292
525	Meristar Hospitality Operating, Senior Notes,
	9.125%, 01/15/11	B2	608
775	Mobile Mini, Inc., Senior Notes,
	9.50%, 07/01/13	B2	849
800	Norcraft Companies, L.P., Senior Subordinated
	Notes, 9%, 11/01/11	B3	836
450	Norcraft Holding Companies, L.P., Senior Discount Notes,
	9.75%, 09/01/12 (b)	Caa1	349
875	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	Ba3	903
500	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16 (g)	Ba2	500
325	Ventas Realty, Limited Partnership, Senior Notes,
	6.75%, 06/01/10	Ba2	331
			9,196
Cargo Transport - .35%
250	American Commercial Lines LLC, Senior Notes,
	9.50%, 02/15/15	B3	275
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B2	440
			715
Chemicals, Plastics and Rubber - 7.93%
525	ARCO Chemical Company, Senior Debentures,
	10.25%, 11/01/10	B1	566
1,190	BCP Caylux Holdings Luxembourg S.C.A., Senior
	Subordinated Notes, 9.625%, 06/15/14	B3	1,318
674	Crystal US Holdings 3 LLC, Senior Discount Notes,
	10%, 10/01/14 (b)	Caa2	531
767	Crystal US Holdings 3 LLC, Senior Discount Notes,
	10.50%, 10/01/14 (b)	Caa2	598
375	EquiStar Chemicals PL Funding, Senior Notes,
	8.75%, 02/15/09	B2	389
475	Ethyl Corporation, Senior Notes,
	8.875%, 05/01/10	B2	499
425	Freeport McMoran Resources, Senior Notes,
	7%, 02/15/08	Ba3	430
175	Hercules, Incorporated, Senior Subordinated Notes,
	6.75%, 10/15/29	Ba3	172
959	Huntsman LLC, Senior Secured Notes,
	11.625%, 10/15/10	Ba3	1,079

2,300	Invista, Units,
	9.25%, 05/01/12 (g)	B1	2,461
853	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	B1	938
236	Lyondell Chemical Company, Senior Secured Notes,
	9.50%, 12/15/08	B1	245
600	Lyondell Chemical Company, Senior Secured Notes,
	9.625%, 05/01/07	B1	619
625	Lyondell Chemical Company, Senior Secured Notes,
	10.50%, 06/01/13	B1	692
200	Lyondell Chemical Company, Senior Secured Notes,
	11.125%, 07/15/12	B1	220
1,650	Nell AF S.a.r.l. Senior Notes,
	8.375%, 08/15/15 (g)	B2	1,652
525	PolyOne Corporation, Senior Notes,
	10.625%, 05/15/10	B3	570
825	Resolution Performance Products, LLC, Senior Secured
	Notes, 9.50%, 04/15/10	B3	858
942	Rhodia S.A., Senior Notes, 10.25%,
	06/01/10	B3	1,059
838	Rockwood Specialties Group, Inc., Senior
	Subordinated Notes, 10.625%, 05/15/11	B3	913
200	VWR International, Inc., Senior Notes,
	6.875%, 04/15/12	B3	197
275	VWR International, Inc., Senior Subordinated Notes,
	8%, 04/15/14	Caa1	274
			16,280
Containers, Packaging and Glass - 8.43%
775	AEP Industries, Inc., Senior Notes,
	7.875%, 03/15/13	B2	779
650	Ball Corporation, Senior Notes, 6.875%,
	12/15/12	Ba2	666
950	Boise Cascade, LLC, Senior Subordinated,
	Notes, 7.125%, 10/15/14	B2	917
775	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	818
1,650	Covalence Specialty Materials Corporation, Senior
	Subordinated Notes, 10.25%, 03/01/16 (g)	B3	1,732
450	Graphic Packaging International Inc., Senior Notes,
	8.50%, 08/15/11	B2	445
325	Graphic Packaging International Inc., Senior Subordinated,
	Notes, 9.50%, 08/15/13	B3	304
350	Greif Brothers Corporation, Senior Subordinated
	Notes, 8.875%, 08/01/12	B1	374
700	Jefferson Smurfit Corporation, (U.S.) Senior Notes,
	7.50%, 06/01/13	B2	658
800	JSG Funding, PLC, Senior Subordinated Notes,
	7.75%, 04/01/15	Caa1	760
1,425	Longview Fibre Company, Senior Subordinated
	Notes, 10%, 01/15/09	B2	1,500
1,410	MDP Acquisitions Plc, Senior Notes,
	9.625%, 10/01/12	B3	1,500
125	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B3	132
850	NewPage Corporation, Senior Secured Notes,
	10.93%, 05/01/12	B3	897
475	NewPage Corporation, Senior Subordinated Notes,
	12%, 05/01/13	Caa2	494
650	Norske Skog Canada Ltd., Senior Notes
	7.375%, 03/01/14	B1	611
650	Owens-Brockway Glass Container, Inc., Senior
	Notes, 8.25%, 05/15/13	B2	679
1,175	Owens-Brockway Glass Container, Inc., Senior Secured
	Notes, 8.75%, 11/15/12	B1	1,262
1,225	Owens-Brockway Glass Container, Inc., Senior Secured
	Notes, 8.875%, 02/15/09	B1	1,276
425	Plastipak Holdings, Inc., Senior Notes,
	8.50%, 12/15/15 (g)	B2	433
375	Silgan Holdings Inc., Senior Subordinated Notes,
	6.75%, 11/15/13	B1	375
100	Stone Container Corporation, Senior Notes,
	9.75%, 02/01/11	B2	103
625	Stone Container Finance Company of Canada,
	Senior Notes, 7.375%, 07/15/14	B2	578
			17,293
Diversified/Conglomerate Manufacturing - 2.82%
625	Bombardier, Inc., Senior Notes,
	6.30%, 05/1/14 (g)	Ba2	572
2,375	Bombardier, Inc., Senior Notes,
	6.75%, 05/01/12 (g)	Ba2	2,268
850	Case New Holland Inc., Senior Notes,
	9.25%, 08/01/11	Ba3	904
175	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	B1	179
1,700	Rexnord Corp., Senior Subordinated Notes,
	10.125%, 12/15/12	B3	1,866
			5,789
Diversified/Conglomerate Service - 2.69%
1,525	Brand Services, Inc., Senior Subordinated Notes,
	12%, 10/15/12	Caa1	1,636
1,225	Brickman Group, LTD, Senior Subordinated Notes,
	11.75%, 12/15/09	B2	1,329
725	IKON Office Solutions, Inc., Senior Notes,
	7.75%, 09/15/15 (g)	Ba2	749
825	NationsRent Companies, Inc., Senior Notes,
	9.50%, 10/15/10	B2	898

850	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	B3	901
			5,513
Ecological - 2.56%
625	Allied Waste North America, Inc., Senior Secured Notes,
	7.875%, 04/15/13	B2	650
1,125	Allied Waste North America, Inc., Senior Secured Notes,
	8.50%, 12/01/08	B2	1,176
1,050	Allied Waste North America, Inc., Senior Secured Notes,
	8.875%, 04/01/08	B2	1,102
100	Allied Waste North America, Inc., Senior Secured Notes,
	9.25%, 09/01/12	B2	108
2,075	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	B3	2,220
			5,256
Electronics - 7.09%
125	Activant Solutions, Inc., Senior Notes,
	10.53%, 04/01/10 (g)	B2	128
825	Celestica, Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B2	845
850	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B3	888
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	694
850	Flextronics International, Inc., Senior Subordinated
	Notes, 6.25%, 11/15/14	Ba2	835
775	Freescale Semiconductor, Inc., Senior Notes,
	7.125%, 07/15/14	Ba1	808
625	General Cable Corporation, Senior Notes,
	9.50%, 11/15/10	B2	673
1,225	Invensys plc, Senior Notes,
	9.875%, 03/15/11 (g)	B3	1,311
350	Serena Software, Inc., Senior Subordinated Notes,
	10.375%, 03/15/16 (g)	Caa1	366
550	Spansion Technology, Inc., Senior Notes,
	11.25%, 01/15/16 (g)	Caa1	529
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13 (g)	Caa1	315
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba2	343
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba2	331
2,250	Sunguard Data Systems, Inc., Senior Notes,
	9.125%, 08/15/13 (g)	B3	2,374
800	Telex Communications, Inc., Senior Secured Notes,
	11.50%, 10/15/08	B3	854
1,050	UGS Corp., Senior Subordinated Notes,
	10%, 06/01/12	B3	1,155
425	Unisys Corporation, Senior Notes,
	7.875%, 04/01/08	Ba3	424
250	Unisys Corporation, Senior Notes,
	8%, 10/15/12	Ba3	245
700	Xerox Corp., Senior Notes,
	6.40%, 03/15/16	Ba2	699
175	Xerox Corp., Senior Notes,
	6.875%, 08/15/11	Ba2	180
200	Xerox Corp., Senior Notes,
	7.20%, 04/01/16	Ba2	214
325	Xerox Corp., Senior Notes,
	7.625%, 06/15/13	Ba2	343
			14,554
Farming and Agriculture - 1.23%
150	IMC Global Inc., Senior Notes,
	10.875%, 06/01/08	Ba3	164
125	IMC Global Inc., Senior Notes,
	10.875%, 08/01/13	Ba3	143
700	IMC Global Inc., Senior Notes,
	11.25%, 06/01/11	Ba3	745
450	Terra Capital, Inc., Senior Notes,
	11.50%, 06/01/10	B2	501
75	UAP Holding Corporation, Senior Discount Notes,
	10.75%, 07/15/12 (b)	B3	67
872	United Agri Products, Inc., Senior Notes,
	8.25%, 12/15/11	B1	905
			2,525
Finance - .88%
675	Dollar Financial Group, Inc., Senior Notes,
	9.75%, 11/15/11	B3	707
1,015	Global Cash Access Inc., Senior Subordinated Notes,
	8.75%, 03/15/12	B3	1,091
			1,798
Furnishings, Housewares, Durable Consumer Products - .98%
1,050	Sealy Mattress Company, Senior Subordinated
	Notes, 8.25%, 06/15/14	B3	1,089
1,025	Simmons Company, Senior Discount Notes,
	10%, 12/15/14 (b)	Caa2	666
275	Simmons Company, Senior Subordinated Notes,
	7.875%, 01/15/14	Caa1	265
			2,020

Grocery - .29%
625	Pathmark Stores, Inc., Senior Subordinated Notes,
	8.75%, 02/01/12	Caa2	605

Healthcare, Education and Childcare - 9.21%
700	Biovail Corporation, Senior Subordinated Notes,
	7.875%, 04/01/10	B2	714
375	Community Health Systems, Inc., Senior Subordinated
	Notes, 6.50%, 12/15/12	B3	364
1,425	Concentra Operating Corporation, Senior Subordinated
	Notes, 9.50%, 08/15/10	B3	1,493
625	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16 (g)	Caa1	642
325	Davita, Inc., Senior Notes,
	6.625%, 03/15/13	B2	324
825	Davita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B3	831
1,300	Fisher Scientific International Inc., Senior
	Subordinated Notes, 6.125%, 07/01/15	Ba2	1,269
575	Fresenius Medical Care Capital Trust IV,
	7.875%, 06/15/11	B1	608
1,125	Genesis Healthcare Corporation, Senior Subordinated
	Notes, 8%, 10/15/13	B2	1,187
875	HCA Inc., Senior Notes,
	6.375%, 01/15/15	Ba2	851
500	HCA Inc., Senior Notes,
	6.50%, 02/15/16	Ba2	487
2,150	HCA Inc., Senior Notes,
	8.75%, 09/01/10	Ba2	2,329
350	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	Ba3	348
450	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	Ba3	449
1,125	Quintiles Transnational Corp., Senior Subordinated
	Notes, 10%, 10/01/13	B3	1,301
725	Team Health, Inc., Senior Subordinated Notes,
	11.25%, 12/01/13 (g)	Caa1	743
1,100	Tenet Healthcare Corporation, Senior Notes,
	6.375%, 12/01/11	B3	996
450	Tenet Healthcare Corporation, Senior Notes,
	6.50%, 06/01/12	B3	405
350	Triad Hospitals, Inc., Senior Subordinated
	Notes, 7%, 05/15/12	B2	352
1,300	Triad Hospitals, Inc., Senior Subordinated
	Notes, 7%, 11/15/13	B3	1,287
850	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B2	893
525	Vanguard Health Holding Company II, LLC, Senior
	Subordinated Notes, 9%, 10/01/14	Caa1	537
500	Warner Chilcott Corporation, Senior Subordinated
	Notes, 9.25%, 02/01/15 (g)	Caa1	496
			18,906
Hotels, Motels, Inns and Gaming - 9.73%
1,025	American Casino & Entertainment Properties LLC,
	Senior Secured Notes, 7.85%, 02/01/12	B2	1,057
1,000	Boyd Gaming Corporation, Senior Subordinated Notes,
	6.75%, 04/15/14	B1	1,000
150	Boyd Gaming Corporation, Senior Subordinated Notes,
	7.75%, 12/15/12	B1	156
25	Boyd Gaming Corporation, Senior Subordinated Notes,
	8.75%, 04/15/12	B1	27
525	CCM Merger, Inc., Senior Notes,
	8%, 08/01/13 (g)	B3	522
475	Chukchansi Economic Development Authority, Senior
	Notes, 8.06%, 11/15/12 (g)	B2	485
1,100	Herbst Gaming, Inc., Senior Subordinated Notes,
	7%, 11/15/14	B3	1,105
100	Host Marriott, L.P., Senior Notes,
	6.375%, 03/15/15	Ba2	99
775	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba2	779
250	Host Marriott, L.P., Senior Notes,
	7%, 08/15/12	Ba2	255
375	Host Marriott, L.P., Senior Notes,
	7.125%, 11/01/13	Ba2	383
525	Little Traverse Bay Bands of Odawa Indians, Senior
	Notes, 10.25%, 02/15/14 (g)	B2	514
650	Majestic Star Casino, LLC, Senior Notes,
	9.75%, 01/15/11(g)	B3	661
600	Mandalay Resort Group, Senior Subordinated Notes,
	10.25%, 08/01/07	Ba3	633
1,500	MGM MIRAGE, Senior Notes,
	8.50%, 09/15/10	Ba2	1,605
825	MGM MIRAGE, Senior Notes,
	9.75%, 06/01/07	Ba3	854
1,525	MGM MIRAGE, Senior Subordinated Notes,
	8.375%, 02/01/11	Ba3	1,613
475	Mohegan Tribal Gaming Authority, Senior Subordinated
	Notes, 6.875%, 02/15/15	Ba3	479
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated
	Notes, 8%, 04/01/12	Ba3	1,158
825	Penn National Gaming, Inc., Senior Subordinated
	Notes, 6.75%, 03/01/15	B1	827

500	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.25%, 03/15/12	Caa1	531
975	Poster Financial group, Inc., Senior Notes,
	8.75%, 12/01/11	B2	1,026
75	Resorts International Hotel and Casino, Inc., Senior
	Notes, 11.50%, 03/15/09	B2	83
525	Station Casinos, Inc., Senior Notes,
	6%, 04/01/12	Ba2	515
125	Station Casinos, Inc., Senior Subordinated Notes,
	6.50%, 02/01/14	Ba3	123
1,800	Station Casinos, Inc., Senior Subordinated Notes,
	6.875%, 03/01/16	Ba3	1,807
1,100	Trump Entertainment ResortsHoldings, L.P., Senior
	Secured Notes, 8.50%, 06/01/15	Caa1	1,070
625	Wynn Las Vegas, LLC, Senior Secured Notes,
	6.625%, 12/01/14	B2	611
			19,978
Leisure, Amusement and Entertainment - 2.66%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes,
	10%, 03/01/10	Caa1	816
1,750	Eastman Kodak Company, Senior Notes,
	7.25%, 11/15/13	B2	1,711
775	K2 Inc., Senior Notes,
	7.375%, 07/01/14	B1	777
800	Town Sports International, Inc., Senior Notes,
	9.625%, 04/15/11	B2	844
1,175	Universal City Development Partners, Ltd., Senior
	Notes, 11.75%, 04/01/10	B2	1,307
			5,455
Machinery - .79%
747	JLG Industries, Inc., Senior Subordinated Notes,
	8.375%, 06/15/12	B3	792
775	Terex Corporation, Senior Subordinated Notes,
	9.25%, 07/15/11	Caa1	824
			1,616
Mining, Steel, Iron and Non-Precious Metals - 6.45%
600	Aleris International, Inc., Senior Notes,
	9%, 11/15/14	B3	635
825	Alpha Natural Resources, LLC, Senior Notes,
	10%, 06/01/12	B3	907
575	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	Ba3	572
450	Century Aluminum Company, Senior Notes,
	7.50%, 08/15/14	B1	467
1,525	Earle M. Jorgensen Company, Senior Secured
	Notes, 9.75%, 06/01/12	B1	1,651
825	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	B1	833
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba3	825
1,300	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15 (g)	Ba3	1,316
825	James River Coal Company, Senior Notes,
	9.375%, 06/01/12	B3	858
675	Massey Energy Company, Senior Notes,
	6.625%, 11/15/10	B1	685
150	Massey Energy Company, Senior Notes,
	6.875%, 12/15/13 (g)	B1	148
375	Metals USA, Inc., Senior Notes,
	11.125%, 12/01/15 (g)	B3	413
1,000	Neenah Foundry Company, Senior Secured Notes,
	11%, 09/30/10 (g)	B2	1,092
850	Novelis, Inc., Senior Notes,
	7.75%, 02/15/15 (g)	B1	807
2,000	Peabody Energy Corporation, Senior Notes,
	6.875%, 03/15/13	Ba2	2,035
			13,244
Oil and Gas - 16.62%
450	Allis-Chalmers Energy, Inc., Senior Notes,
	9%, 01/15/14 (g)	B3	445
2,500	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	B1	2,512
725	Atlas Pipeline Partners, L.P., Senior Notes,
	8.125%, 12/15/15 (g)	B1	755
1,050	Chaparral Energy, Inc., Senior Notes,
	8.50%, 12/01/15 (g)	B3	1,089
1,100	CHC Helicopter Corporation, Senior Subordinated
	Notes, 7.375%, 05/01/14	B2	1,122
725	Chesapeake Energy Corporation, Senior Notes,
	6.375%, 06/15/15	Ba2	714
375	Chesapeake Energy Corporation, Senior Notes,
	6.50%, 08/15/17	Ba2	371
1,300	Chesapeake Energy Corporation, Senior Notes,
	6.625%, 01/15/16	Ba2	1,303
175	Chesapeake Energy Corporation, Senior Notes,
	7%, 08/15/14	Ba2	179
300	Colorado Interstate Gas Company, Senior Notes,
	5.95%, 03/15/15	B1	288
1,450	Colorado Interstate Gas Company, Senior Notes,
	6.80%, 11/15/15 (g)	B1	1,475
775	Compton Petroleum Corporation, Senior Notes,
	7.625%, 12/01/13	B2	779

750	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16 (g)	B2	779
750	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 04/01/13	B2	778
350	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 12/15/15	B2	364
286	Dresser-Rand Group Inc., Senior Subordinated
	Notes, 7.625%, 11/01/14 (g)	B3	294
200	Dynergy Holdings, Inc., Senior Notes,
	9.875%, 07/15/10 (g)	B1	220
1,650	Dynergy Holdings, Inc., Senior Notes,
	10.125%, 07/15/13 (g)	B1	1,885
750	El Paso Production Holding Co., Senior Notes
	7.75%, 06/01/13	B3	780
775	Encore Acquisition Company, Senior Subordinated
	Notes, 7.25%, 12/01/17	B2	779
825	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	837
925	Hanover Compressor Company, Senior Notes,
	7.50%, 04/15/13	B3	930
1,050	Hanover Equipment Trust, Senior Secured Notes,
	8.75%, 09/01/11	B2	1,101
1,250	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B2	1,247
650	Magnum Hunter Resources, Inc., Senior Notes,
	9.60%, 03/15/12	Ba3	700
850	Mission Energy Holding Company, Senior Notes,
	13.50%, 07/15/08	B2	975
200	Northwest Pipeline Corporation, Senior Notes,
	8.125%, 03/01/10	Ba2	211
775	Plains Exploration & Production Co., L.P., Senior
	Subordinated Notes, 8.75%, 07/01/12	Ba3	827
350	Range Resources Corporation, Senior Subordinated
	Notes, 6.375%, 03/15/15	B2	343
500	Range Resources Corporation, Senior Subordinated
	Notes, 7.375%, 07/15/13	B2	518
1,125	Southern Natural Gas Company, Senior Notes,
	8.875%, 03/15/10	B1	1,198
1,100	Stone Energy Corporation, Senior Subordinated Notes,
	8.25%, 12/15/11	Caa1	1,103
400	Swift Energy Company, Senior Subordinated Notes,
	9.375%, 05/01/12	B2	427
925	Universal Compression, Inc., Senior
	Notes, 7.25%, 05/15/10	Ba3	946
975	Whiting Petroleum Corporation, Senior Subordinated
	Notes, 7%, 02/01/14 (g)	B2	960
675	Whiting Petroleum Corporation, Senior Subordinated
	Notes, 7.25%, 05/01/13	B2	673
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	B1	187
3,725	Williams Companies, Inc., Senior Notes,
	8.125%, 03/15/12	B1	4,014
			34,108
Personal, Food and Miscellaneous Services - 2.86%
983	FTD, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	B3	976
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	840
700	Landry’s Restaurants, Inc., Senior Notes,
	7.50%, 12/15/14	B2	677
600	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B1	612
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	Ba3	871
475	Real Mex Restaurants, Inc., Senior Notes,
	10.00%, 04/01/10	B2	515
900	Restaurant Company, Senior Notes,
	10%, 10/01/13	B2	878
575	Worldspan, L.P., Senior Notes,
	10.999%, 02/15/11	B3	496
			5,865
Personal Non-Durable Consumer Products - 1.33%
800	ACCO Brands Corporation, Senior Subordinated
	Notes, 7.625%, 08/15/15	B2	762
1,050	American Achievement Corporation, Senior Subordinated
	Notes, 8.25%, 04/01/12	B2	1,079
175	Rayovac Corporation, Senior Subordinated Notes,
	8.50%, 10/01/13	Caa1	163
825	Spectrum Brands, Inc., Senior Subordinated Notes,
	7.375%, 02/01/15	Caa1	718
			2,722
Printing and Publishing - 9.49%
1,225	Advanstar Communications Inc., Senior Notes,
	10.75%, 08/15/10	B3	1,329
575	Advanstar Communications Inc., Senior Subordinated
	Notes, 12%, 02/15/11	Caa2	609
675	Advanstar Inc., Senior Discount Debentures,
	15%, 10/15/11	(e)	709
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	B3	856
385	Affinity Group Inc., Senior Subordinated Notes,
	10.875%, 02/15/12	Caa1	376

1,878	CanWest Media, Inc., Senior Subordinated Notes,
	8%, 09/15/12	B2	1,925
635	Cenveo Corporation, Senior Notes,
	9.625%, 03/15/12	B1	683
1,137	Dex Media East LLC, Senior Subordinated Notes,
	12.125%, 11/15/12	B1	1,302
650	Dex Media West LLC, Senior Notes,
	8.50%, 08/15/10	B1	686
800	Dex Media West LLC, Senior Subordinated Notes,
	9.875%, 08/15/13	B2	883
725	Haights Cross Communications Operating Company,
	Senior Notes, 11.75%, 08/15/11	Caa1	756
875	Houghton Mifflin Company, Senior Notes,
	8.25%, 02/01/11	B3	917
50	Jostens Holding Corporation, Senior Notes,
	10.25%, 12/01/13 (b)	Caa2	38
1,150	Jostens Intermediate Holding Corp., Senior
	Subordinated Notes, 7.625%, 10/01/12	B3	1,133
225	MediaNews Group, Inc., Senior Subordinated Notes,
	6.375%, 04/01/14	B2	204
650	MediaNews Group, Inc., Senior Subordinated Notes,
	6.875%, 10/01/13	B2	611
1,000	Morris Publishing Group, LLC, Senior Subordinated
	Notes, 7%, 08/01/13	B1	942
3,275	R.H. Donnelley Finance Corporation, Senior Notes,
	8.875%, 01/15/16 (g)	Caa1	3,406
1,900	R.H. Donnelley Inc., Senior
	Subordinated Notes, 10.875%, 12/15/12	B2	2,118
			19,483
Retail Stores - 4.28%
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated
	Notes, 7.50%, 12/15/13	Ba3	1,030
2,700	GameStop Corporation, Senior Notes,
	8%, 10/01/12 (g)	Ba3	2,673
525	Gregg Appliances, Inc., Senior Notes,
	9%, 02/01/13	B2	483
450	Interline Brands, Inc.,
	11.50%, 05/15/11	B3	499
975	Jean Coutu Group, Inc., Senior Notes,
	7.625%, 08/01/12	B3	949
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	1,159
925	Movie Gallery, Inc., Senior Notes,
	11%, 05/01/12	Caa3	458
1,025	Nebraska Book Company, Inc., Senior Subordinated
	Notes, 8.625%, 03/15/12	Caa1	949
550	Stripes Acquisition, LLC, Senior Notes,
	10.625%, 12/15/13 (g)	B2	577
			8,777
Telecommunications - 14.66%
1,872	Alamosa (Delaware), Inc., Senior Notes,
	11%, 07/31/10	Caa1	2,077
100	American Cellular Corporation, Senior Notes,
	10%, 08/01/11	B3	109
800	American Tower Corporation, Senior Notes,
	7.125%, 10/15/12	B1	832
125	American Tower Corporation, Senior Notes,
	7.50%, 05/01/12	B1	130
150	American Towers Corporation, Senior Subordinated Notes,
	7.25%, 12/01/11	Ba2	157
475	Centennial Communications Corp.,
	Senior Notes, 10%, 01/01/13	Caa2	494
350	Centennial Communications Corp.,
	Senior Notes, 10.125%, 06/15/13	B3	382
900	Digicel Unlimited, Senior Notes,
	9.25%, 09/01/12 (g)	B3	948
600	Dobson Cellular Systems, Inc., Senior Notes
	9.875%, 11/01/12	B2	656
725	Dobson Communications Corporation, Senior Notes,
	8.875%, 10/01/13	Caa2	729
1,025	Eircom Funding plc, Senior Subordinated Notes,
	8.25%, 08/15/13	B1	1,103
425	Horizon PCS, Inc., Senior Notes,
	11.375%, 07/15/12	B3	487
1,425	Intelsat, Ltd., Senior Notes,
	9.614%, 01/15/12	B2	1,457
450	iPCS Escrow Company, Senior Notes,
	11.50%, 05/01/12	B3	513
425	IWO Holdings, Inc., Senior Discount Notes,
	10.75%, 01/15/15 (b)	Baa2	316
1,100	Leucadia National Corporation, Senior Notes,
	7%, 08/15/13	Ba2	1,104
400	Nexstar Holdings, Inc., Senior Notes,
	11.375%, 04/01/13 (b)	Caa1	332
1,800	NEXTEL Communications, Inc., Senior Notes,
	6.875%, 10/31/13	Baa2	1,855
1,375	NEXTEL Communications, Inc., Senior Notes,
	7.375%, 08/01/15	Baa2	1,443
725	Nextel Partners, Inc., Senior Notes,
	8.125%, 07/01/11	Ba3	765
924	PanAmSat Corporation, Senior Notes,
	9%, 08/15/14	B1	970
275	PanAmSat Holdco, Senior Discount Notes,
	10.375%, 11/01/14 (b)	B3	198
825	Qwest Corporation, Notes,
	8.16%, 06/15/13	Ba3	903

525	Qwest Corporation, Notes
	8.875%, 03/15/12	Ba3	588
1,025	Qwest Services Corp.,
	Notes, 7.875%, 09/01/11	Ba3	1,093
375	Rogers Wireless Inc., Senior Secured Notes,
	7.50%, 03/15/15	Ba2	401
2,400	Rogers Wireless Inc., Senior Secured Notes,
	8%, 12/15/12	Ba3	2,544
1,000	Rogers Wireless Inc., Senior Secured Notes,
	9.625%, 05/01/11	Ba2	1,142
475	Rural Cellular Corporation, Senior Notes,
	9.875%, 02/01/10	Caa1	507
325	Rural Cellular Corporation, Senior Subordinated Notes,
	10.43%, 11/01/12 (g)	Caa2	338
850	Syniverse Technologies, Inc., Senior Subordianted
	Notes, 7.75%, 08/15/13	B2	850
800	UbiquiTel Operating Co., Senior Notes,
	9.875%, 03/01/11	Caa1	876
1,000	US LEC Corporation, Senior Notes,
	12.716%, 10/01/09	B3	1,080
950	US Unwired Inc., Senior Secured Notes,
	10%, 06/15/12	Baa2	1,064
1,525	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B3	1,641
			30,084
Textiles and Leather - .46%
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	Caa1	102
850	Rafaella Apparel Group, Inc., Senior Secured,
	11.25%, 06/15/11(g)	B2	850
			952
Utilities - 12.79%
350	The AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	368
1,075	The AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,172
3,100	The AES Corporation, Senior Secured Notes,
	9%, 05/15/15 (g)	Ba3	3,356
1,050	Allegheny Energy Supply Company, LLC,
	Senior Notes, 8.25%, 04/15/12 (g)	Ba3	1,145
1,700	Midwest Generation, LLC, Senior Secured Notes,
	8.75%, 05/01/34	B1	1,849
1,575	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	B2	1,626
3,250	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13 (g)	B1	3,323
1,275	NRG Energy, Inc., Senior Notes,
	7.25%, 02/01/14	B1	1,297
4,800	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	4,914
1,650	Orion Power Holdings, Inc., Senior Notes,
	12%, 05/01/10	B3	1,860
700	Roseton-Danskammer 2001, Senior Secured Notes,
	7.27%, 11/08/10	B2	707
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	B1	238
2,050	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	B1	2,222
1,500	TECO Energy, Inc., Senior Notes,
	7%, 05/01/12	Ba2	1,556
600	Utilicorp Canada Financial Corporation, Senior Notes,
	7.75%, 06/15/11	B2	618
			26,251
	Total Corporate Debt Securities
	(Total cost of $319,555)		321,699

Shares
PREFERRED STOCK - .23% (d)
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A,
	Preferred Stock, 15.50% (a)(c)	(e)	—

Broadcasting and Entertainment - .23%
433	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75%	Caa1	474

	Total Preferred Stock (Total cost of $5,392)		474

COMMON STOCK and WARRANTS - 0.00% (d)
27,474	WestFed Holdings, Inc.,
	Common Stock (a)(c).		—
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)		—

	Total Common Stock and Warrants
	(Total cost of $2,295)		—

Principal
Amount
SHORT-TERM INVESTMENTS - .06% (d)
132	Harvard University, MA,
	Commercial Paper, Due 04/03/06,
	Discount of 4.77%	P-1	132

	Total Short-Term Investments
	(Total cost of $132)		132

Total Investments (Total cost of $327,374)			$322,305

(a)	Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2006 was $0.

(d)	Percentages indicated are based on total net assets to common shareholders of $205,244.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $59,460 as of March 31, 2006.

Note 1 to Schedule of Investments - March 31, 2006 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 18, 2006

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 18, 2006